FINANCIAL INSTRUMENTS - Carrying amounts of financial instruments by category (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Deferred purchase consideration payable	$ 118		$ 469
Financial assets at amortized cost	1,739		2,907
Fair value through profit or loss	519		855
Derivatives used for hedging	361		139
Financial liabilities at amortized cost	(23,876)		(26,299)
Financial liabilities			(572)
Total	$ (21,257)		(22,398)
Installment period	5 years
Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	$ (779)		(775)
Financial liabilities	(779)		(775)
Accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(2,356)		(2,597)
Financial liabilities	(2,356)		(2,597)
Other long-term liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, fair value through profit or loss	(17)		(38)
Financial liabilities, derivatives used for hedging	0		(65)
Financial liabilities at amortized cost	(118)		(469)
Financial liabilities	(135)
Long-term debt
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at amortized cost	(20,623)		(22,458)
Financial liabilities	(20,623)		(22,458)
Accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	1,148		2,397
Financial assets	1,148		2,397
Investments
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	0		0
Financial assets, fair value through profit or loss	524		893
Financial assets	524		893
Other long-term assets
Disclosure of detailed information about financial instruments [line items]
Financial assets at amortized cost	591		510
Financial assets, fair value through profit or loss	12		0
Financial assets, derivatives used for hedging	361		204
Financial assets	964		714
AOSP
Disclosure of detailed information about financial instruments [line items]
Deferred purchase consideration payable	$ 118	$ 375	$ 469